Organization and Principal Activities - Additional Information (Details)								1 Months Ended							12 Months Ended
	Sep. 02, 2021	Mar. 22, 2021 USD ($)	Mar. 22, 2021 CNY (¥)	Oct. 28, 2020 USD ($)	Jul. 09, 2020 USD ($)	Apr. 27, 2020 USD ($)	Sep. 27, 2018 shares	Nov. 30, 2019 shares	Sep. 30, 2018 USD ($) shares	Aug. 31, 2018 USD ($) shares	Jul. 31, 2018 USD ($)	Jun. 30, 2018	Apr. 30, 2016 USD ($)	Aug. 31, 2015 USD ($)	Dec. 31, 2021 shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 28, 2020 CNY (¥)	Jul. 09, 2020 CNY (¥)	Apr. 27, 2020 CNY (¥)	Aug. 02, 2018	Apr. 30, 2018
Subsidiary Or Equity Method Investee [Line Items]
Cash consideration											$ 18,737,426
Cash payments for acquisition of equity interests																$ 4,261,580	$ 14,475,846
Cash payments for acquisition of equity interests outstanding																	4,261,580
Round A Investors
Subsidiary Or Equity Method Investee [Line Items]
Capital contribution from investors														$ 13,081,880					$ 13,081,880
Percentage of exchange equity interests																			19.00%
Round B Investors
Subsidiary Or Equity Method Investee [Line Items]
Capital contribution from investors													$ 24,000,000					$ 24,000,000
Percentage of exchange equity interests																		12.00%
Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations, Exchange
Subsidiary Or Equity Method Investee [Line Items]
Percentage of exchange equity interests						60.00%
Xianggui (Shanghai) Biotechnology Co., Ltd.
Subsidiary Or Equity Method Investee [Line Items]
Consideration for transfer of equity interests | ¥																						¥ 3,400,000
Xianggui (Shanghai) Biotechnology Co., Ltd. | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Subsidiary Or Equity Method Investee [Line Items]
Percentage of exchange equity interests						60.00%
Percentage of contractual owned						100.00%
Consideration for transfer of equity interests						$ 521,000																¥ 3,400,000
Shanghai Jieshi Technology Co.,Limited | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Subsidiary Or Equity Method Investee [Line Items]
Percentage of exchange equity interests					100.00%
Consideration for transfer of equity interests					$ 200,000																¥ 1,000,000
Shanghai Hengshoutang Health Technology Co., Limited | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Subsidiary Or Equity Method Investee [Line Items]
Percentage of exchange equity interests				70.00%
Consideration for transfer of equity interests				$ 800,000																¥ 5,000,000.0
Shanghai Juyi Information Technology Co., Ltd. | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Subsidiary Or Equity Method Investee [Line Items]
Percentage of exchange equity interests	90.00%
Shanghai Boyi Information Technology Co., Limited | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Subsidiary Or Equity Method Investee [Line Items]
Percentage of exchange equity interests		51.00%	51.00%
Exclusive Technology Consulting and Service Agreement
Subsidiary Or Equity Method Investee [Line Items]
Agreement termination notice period												90 days
Agreement period												10 years
Agreement automatic renewal period												10 years
Daniel Wang | Shanghai Juyi Information Technology Co., Ltd. | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Subsidiary Or Equity Method Investee [Line Items]
Percentage of exchange equity interests	70.00%
Wang Wei | Shanghai Juyi Information Technology Co., Ltd. | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Subsidiary Or Equity Method Investee [Line Items]
Percentage of exchange equity interests	20.00%
Founders
Subsidiary Or Equity Method Investee [Line Items]
Equity method investment, ownership percentage															8.36%
Founders | Round A Investors
Subsidiary Or Equity Method Investee [Line Items]
Equity method investment, ownership percentage																								8.36%
ECMOHO (Hong Kong) Health Technology Limited ("ECMOHO HK")
Subsidiary Or Equity Method Investee [Line Items]
Ownership percentage												100.00%
Cash consideration									$ 3,475,750		$ 18,737,426
ECMOHO (Hong Kong) Health Technology Limited ("ECMOHO HK") | August Two Thousand Eighteen Reorganization
Subsidiary Or Equity Method Investee [Line Items]
Cash consideration										$ 18,737,426
Cash payments for acquisition of equity interests																	6,000,376
Cash payments for acquisition of equity interests outstanding																9,261,300	9,261,300
ECMOHO (Hong Kong) Health Technology Limited ("ECMOHO HK") | September Two Thousand And Eighteen
Subsidiary Or Equity Method Investee [Line Items]
Cash payments for acquisition of equity interests																	3,386,528
Cash payments for acquisition of equity interests outstanding																$ 89,222	$ 89,222
ECMOHO (Hong Kong) Health Technology Limited ("ECMOHO HK") | Founders
Subsidiary Or Equity Method Investee [Line Items]
Equity method investment, ownership percentage										8.36%
Cash consideration										$ 15,261,676
ECMOHO (Hong Kong) Health Technology Limited ("ECMOHO HK")
Subsidiary Or Equity Method Investee [Line Items]
Ownership percentage											97.50%
Shanghai ECMOHO Health Biotechnology Co. Limited ("ECMOHO Shanghai")
Subsidiary Or Equity Method Investee [Line Items]
Equity method investment, ownership percentage											2.50%													8.36%
Shanghai ECMOHO Health Biotechnology Co. Limited ("ECMOHO Shanghai") | Shanghai Boyi Information Technology Co., Limited
Subsidiary Or Equity Method Investee [Line Items]
Cash consideration		$ 0.3	¥ 2
Shanghai ECMOHO Health Biotechnology Co. Limited ("ECMOHO Shanghai") | Shanghai Boyi Information Technology Co., Limited | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Subsidiary Or Equity Method Investee [Line Items]
Ownership percentage		51.00%	51.00%
Shanghai ECMOHO Health Biotechnology Co. Limited ("ECMOHO Shanghai") | Founders
Subsidiary Or Equity Method Investee [Line Items]
Equity method investment, ownership percentage																							8.36%
Class A Ordinary Shares
Subsidiary Or Equity Method Investee [Line Items]
Shares issued upon conversion of preferred shares | shares								20,336,100
Class A Ordinary Shares | Founders
Subsidiary Or Equity Method Investee [Line Items]
Temporary equity stock issued during period shares new issues | shares										8,880,894
Shares issued upon conversion of preferred shares | shares										9,519,000					9,519,000
Class A Ordinary Shares | ECMOHO (Hong Kong) Health Technology Limited ("ECMOHO HK") | Founders
Subsidiary Or Equity Method Investee [Line Items]
Temporary equity stock issued during period shares new issues | shares										9,519,000
Class B Ordinary Shares | ECMOHO (Hong Kong) Health Technology Limited ("ECMOHO HK") | Founders
Subsidiary Or Equity Method Investee [Line Items]
Temporary equity stock issued during period shares new issues | shares										75,150,400
Class A-1 Ordinary Shares | Round A and Round B Investors
Subsidiary Or Equity Method Investee [Line Items]
Temporary equity stock issued during period shares new issues | shares							9,519,000		9,519,000
Class A-2 Ordinary Shares | Round A and Round B Investors
Subsidiary Or Equity Method Investee [Line Items]
Temporary equity stock issued during period shares new issues | shares							10,817,100		10,817,000